Consolidated Balance Sheets	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
CURRENT ASSETS
Cash and cash equivalents	¥ 129,048,978	$ 18,498,463	¥ 151,947,942
Accounts receivable, net	36,122,170	5,177,915	46,762,067
Prepaid expenses and other current assets	6,076,474	871,029	2,981,436
Contract costs	6,263,818	897,884	11,603,985
Total current assets	177,511,440	25,445,291	213,295,430
PROPERTY AND EQUIPMENT, NET	769,468	110,299	1,263,869
OTHER ASSETS
Cost method investments	4,350,000	623,549	500,000
Prepaid expenses and deposits	1,248,473	178,962	844,961
Intangible assets, net	27,539,298	3,947,607	40,245,145
Goodwill	352,079,834	50,468,713	351,334,021
Total non-current assets	385,217,605	55,218,831	392,924,127
Total assets	563,498,513	80,774,421	607,483,426
CURRENT LIABILITIES
Accounts payable	38,695,724	5,546,821	33,033,855
Deferred revenues	503,576	72,185	586,923
Other payables and accrued liabilities	2,280,346	326,875	1,428,770
Other payables - related party			1,065
Current portion of business acquisition payable - related parties			34,086
Current portion of shareholder loans	70,987,603	10,175,683
Taxes payable	9,660,882	1,384,834	10,733,539
Total current liabilities	122,128,131	17,506,398	45,818,238
OTHER LIABILITIES
Business acquisition payable - related parties			110,855,328
Non-current shareholder loans	16,038,186	2,298,986	127,755,993
Deferred tax liabilities, net	2,617,179	375,158	4,132,398
Total other liabilities	18,655,365	2,674,144	242,743,719
Total liabilities	140,783,496	20,180,542	288,561,957
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Series A convertible preferred shares, USD 0.0001 par value, 12,916,700 shares authorized, 8,611,133 shares issued and outstanding as of December 31, 2018 and 2019	5,910	861	5,910
Additional paid-in capital	168,166,990	24,105,815	168,166,990
Retained earnings	229,177,894	32,851,394	129,526,973
Statutory reserves	22,201,382	3,182,446	19,647,831
Accumulated other comprehensive income	3,097,741	443,364	1,508,665
Total shareholders’ equity	422,715,017	60,593,879	318,921,469
Total liabilities and shareholders’ equity	563,498,513	80,774,421	607,483,426
Common Class A [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares	13,095	2,011	13,095
Common Class B [Member]
SHAREHOLDERS’ EQUITY
Ordinary shares	¥ 52,005	$ 7,988	¥ 52,005